Offsetting of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
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Offsetting of Financial Assets and Liabilities
NOTE 47. OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES

Financial assets and liabilities are offset and the net amount is reported in the statement of financial position where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The disclosures in the following tables include financial assets and liabilities that:

•	are offset in the Group’s consolidated statement of financial position; or

•	are subject to a netting agreement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position.
Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2020 and 2019 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.20	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	27,671	—	27,671	(25,086)	2,585

Total	27,671	—	27,671	(25,086)	2,585

Financial Liabilities
Derivate Instruments	31,493	—	31,493	(25,086)	6,407

Total	31,493	—	31,493	(25,086)	6,407

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.19	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	116,438	—	116,438	(99,124)	17,314

Total	116,438	—	116,438	(99,124)	17,314

Financial Liabilities
Derivate Instruments	170,930	—	170,930	(99,124)	71,806

Total	170,930	—	170,930	(99,124)	71,806